Income Taxes - Schedule of Reconciliation of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Reconciliation of Income Tax Expenses [Abstract]
Loss before income tax expenses	¥ 64,138		¥ (132,604)	¥ (570,480)
Statutory tax rate in the PRC	25.00%	25.00%	25.00%	25.00%
Income tax expense at statutory tax rate	¥ 16,035		¥ (33,151)	¥ (142,620)
Non-recognized expense(income)	(15,033)		(4,760)	118,557
Change in valuation allowance	46,450		113,255	93,836
Adjustment on current income tax of the prior periods	432		1,739	(2,878)
Effect of tax holiday and preferential tax rates	(4,120)		(5,039)	4,184
Tax loss carryforwards	(25,921)		(46,469)	(56,230)
Share-based compensation expenses	769		(17,985)	1,332
Effect of different tax rates of entities operating in other jurisdictions	(4,630)		155	(4,558)
Income tax expense	¥ 13,982	$ 1,915	¥ 7,745	¥ 11,623